SUPPLEMENTAL CASH FLOW INFORMATION (Notes)	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
SUPPLEMENTAL CASH FLOW INFORMATION

The following table summarizes supplemental cash flow information and non-cash activities:

	2017	2016	2015
Net income taxes paid	$6,100	$4,181	$3,093
Interest paid	105	127	137
Non-cash property and equipment additions	—	200	—
Non-cash additions funded by obligation under capital leases	143	544	237
Non-cash additions related to asset retirement obligations	75	520	—

As at December 31, 2017, restricted cash of $221 is held in escrow related to certain vendor obligations.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows:

	2017	2016	2015
Cash and cash equivalents	$65,003	$102,772	$93,936
Restricted cash	221	—	—
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$65,224	$102,772	$93,936